Investments in equity investees	12 Months Ended
Dec. 31, 2018
Equity Method Investments And Joint Ventures
Investment In Equity Investees

Note 16 - Investments in equity investees

During the year ended December 31, 2018, the Corporation recorded earnings of $38.0 million, from its equity investments, compared to $34.1 million for the year ended December 31, 2017. The carrying value of the Corporation’s equity method investments was $ 228 million and $ 215 million at December 31, 2018 and 2017, respectively.

The following table presents aggregated summarized financial information of the Corporation’s equity method investees:

Years ended December 31,	2018	2017	2016
(In thousands)
Operating results:
Total revenues	$1,074,055	$931,627	$852,160
Total expenses	673,632	663,069	634,173
Income tax expense	65,817	42,799	47,434
Net income	$334,606	$225,759	$170,553

At December 31,		2018	2017
(In thousands)
Balance Sheet:
Total assets		$8,652,539	$8,439,622
Total liabilities		$6,090,722	$6,009,911

Summarized financial information for these investees may be presented on a lag, due to the unavailability of information for the investees, at the respective balance sheet dates.